Popular, Inc. (Holding company only) financial information	12 Months Ended
Dec. 31, 2015
Disclosure Text Block
Popular, Inc (Holding Company Only) Financial Information

Note 45 - Popular, Inc. (holding company only) financial information

The following condensed financial information presents the financial position of Popular, Inc. Holding Company only at December 31, 2015 and 2014, and the results of its operations and cash flows for each of the three years in the period ended December 31, 2015.

Condensed Statements of Condition
	December 31,
(In thousands)	2015	2014
ASSETS
Cash and due from banks (includes $24,124 due from bank subsidiary (2014 - $20,269))	$24,298	$20,448
Money market investments	262,204	19,747
Trading account securities	2,020	1,640
Investment securities available-for-sale, at fair value	216	231
Other investment securities, at lower of cost or realizable value (includes $8,725 in common
securities from statutory trusts (2014 - $8,725))[1]	9,850	9,850
Investment in BPPR and subsidiaries, at equity	3,598,393	3,389,529
Investment in Popular North America and subsidiaries, at equity	1,687,104	1,221,670
Investment in other non-bank subsidiaries, at equity	253,828	267,667
Advances to subsidiaries	-	53,769
Other loans	1,176	1,717
Less - Allowance for loan losses	3	41
Premises and equipment	2,823	2,512
Investment in equity method investees	45,262	47,837
Other assets (includes $1,667 due from subsidiaries and affiliate (2014 - $867))	18,113	20,845
Total assets	$5,905,284	$5,057,421

LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable	$740,812	$740,812
Other liabilities (includes $1,133 due to subsidiaries and affiliate (2014 - $4,583))	59,148	49,226
Stockholders’ equity	5,105,324	4,267,383
Total liabilities and stockholders’ equity	$5,905,284	$5,057,421
[1] Refer to Note 25 to the consolidated financial statements for information on the statutory trusts.

Condensed Statements of Operations
	Years ended December 31,
(In thousands)	2015	2014	2013
Income:
Dividends from subsidiaries	$41,350	$-	$37,000
Interest income (includes $1,188 due from subsidiaries and affiliates (2014 - $1,829;
2013 - $17,551))	1,332	1,931	17,793
Earnings from investments in equity method investees	13,710	12,291	17,308
Other operating income	-	-	425,968
Gain on sale and valuation adjustment of investment securities	-	-	7,966
Trading account (loss) profit	(187)	(40)	161
Total income	56,205	14,182	506,196
Expenses:
Interest expense	52,470	492,657	101,245
Provision (reversal of provision) for loan losses	35	(200)	398
Operating expenses (includes expenses for services provided by subsidiaries and affiliate of $7,309 (2014 - $6,882 ; 2013 - $8,412)), net of reimbursement by subsidiaries for
services provided by parent of $74,799 (2014 - $67,021 ; 2013 - $60,402)	(1,293)	1,633	700
Total expenses	51,212	494,090	102,343
Income (loss) before income taxes and equity in undistributed
earnings of subsidiaries	4,993	(479,908)	403,853
Income tax (benefit) expense	(186)	5,580	1,412
Income (loss) before equity in undistributed earnings of subsidiaries	5,179	(485,488)	402,441
Equity in undistributed earnings of subsidiaries	888,818	294,978	156,377
Income (loss) from continuing operations	893,997	(190,510)	558,818
Equity in undistributed earnings (losses) of discontinued operations	1,347	(122,980)	40,509
Net income (loss)	$895,344	$(313,490)	$599,327
Comprehensive income (loss), net of tax	$868,330	$(354,617)	$513,450

Condensed Statements of Cash Flows
	Years ended December 31,
(In thousands)	2015	2014	2013
Cash flows from operating activities:
Net income (loss)	$895,344	$(313,490)	$599,327
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in undistributed earnings of subsidiaries
and dividends from subsidiaries	(890,165)	(171,998)	(196,886)
Provision (reversal) for loan losses	35	(200)	398
Net accretion of discounts and amortization of premiums and deferred fees	2	404,461	30,467
Earnings from investments under the equity method	(13,710)	(12,291)	(17,308)
Deferred income tax (benefit) expense	(186)	8,203	(10,937)
(Gain) loss on:
Sale and valuation adjustments of investment securities	-	-	(2,110)
Sale of stock in equity method investee	-	-	(416,113)
Net (increase) decrease in:
Trading securities	(380)	(288)	(94)
Other assets	8,781	4,736	7,747
Net increase (decrease) in:
Interest payable	-	7,066	2,704
Other liabilities	(5,622)	(180)	(5,507)
Total adjustments	(901,245)	239,509	(607,639)
Net cash used in operating activities	(5,901)	(73,981)	(8,312)
Cash flows from investing activities:
Net increase in money market investments	(242,457)	(1,026)	(147)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	-	-	35,000
Other	-	1,000	-
Proceeds from sale of investment securities:
Available-for-sale	-	-	5,438
Capital contribution to subsidiaries	-	(100,000)	(272,500)
Net decrease (increase) in advances to subsidiaries and affiliates	53,769	465,731	(234,014)
Net (originations) repayments on other loans	24	(279)	269
Return of capital from equity method investments	11,500	-	-
Return of capital from wholly owned subsidiaries	203,000	210,000	-
Proceeds from sale of stock in equity method investee	-	-	481,377
Acquisition of premises and equipment	(1,079)	(1,075)	(352)
Proceeds from sale of:
Premises and equipment	9	48	33
Net cash provided by investing activities	24,766	574,399	15,104
Cash flows from financing activities:
Payments of notes payable and subordinated notes	-	(936,000)	-
Proceeds from issuance of notes payable	-	450,000	-
Proceeds from issuance of common stock	6,226	5,394	6,860
Dividends paid	(19,257)	(3,723)	(3,723)
Repurchase of TARP-related warrants	-	(3,000)	-
Net payments for repurchase of common stock	(1,984)	(3,236)	(437)
Net cash (used in) provided by financing activities	(15,015)	(490,565)	2,700
Net increase in cash and due from banks	3,850	9,853	9,492
Cash and due from banks at beginning of period	20,448	10,595	1,103
Cash and due from banks at end of period	$24,298	$20,448	$10,595

Popular, Inc. (parent company only) received dividend distributions from its direct equity method investees amounting to $4.7 million for the year ended December 31, 2015 (2014 - $4.7 million).

Notes payable include junior subordinated debentures issued by the Corporation that are associated to capital securities issued by the Popular Capital Trust I, Popular Capital Trust II and Popular Capital Trust III and medium-term notes. Refer to Note 25 for a description of significant provisions related to these junior subordinated debentures. The following table presents the aggregate amounts by contractual maturities of notes payable at December 31, 2015:

Year	(In thousands)
2016	$-
2017	-
2018	-
2019	450,000
2020	-
Later years	290,812
No stated maturity	-
Total	$740,812